UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Global Balanced Fund
Class A [TAGBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$64	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	325-STSR-0825

Templeton Global Balanced Fund
Class A1 [TINCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$64	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	425-STSR-0825

Templeton Global Balanced Fund
Class C [FCGBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$104	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	225-STSR-0825

Templeton Global Balanced Fund
Class C1 [TCINX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$85	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	525-STSR-0825

Templeton Global Balanced Fund
Class R
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$77	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	825-STSR-0825

Templeton Global Balanced Fund
Class R6 [FGGBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$48	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	359-STSR-0825

Templeton Global Balanced Fund
Advisor Class [TZINX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$51	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$308,137,669
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	32.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	625-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Templeton
Global Balanced Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 22
Changes In and Disagreements with Accountants 38
Results of Meeting(s) of Shareholders 38
Remuneration Paid to Directors, Officers and Others 38
Board Approval of Management and Subadvisory Agreements 38

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.37 $2.48 $2.26 $2.72 $2.82 $2.84
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.12 0.08 0.07 0.05 0.07
Net realized and unrealized gains (losses) 0.29 (0.11) 0.23 (0.46) (0.09) (0.04)
Total from investment operations ........ 0.36 0.01 0.31 (0.39) (0.04) 0.03
Less distributions from:
Net investment income .............. (0.03) (0.05) — — — (0.05)
Tax return of capital ................ — (0.07) (0.09) (0.07) (0.06) —
Total distributions ................... (0.03) (0.12) (0.09) (0.07) (0.06) (0.05)
Net asset value, end of period .......... $2.70 $2.37 $2.48 $2.26 $2.72 $2.82
Total return
d
....................... 15.40% 0.44% 13.80% (14.28)% (1.54)% 1.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.27% 1.25% 1.32% 1.32% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.20% 1.23% 1.20% 1.20% 1.26%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20% 1.20%
f
1.20%
f
1.26%
f
Net investment income ............... 5.36% 4.78% 3.53% 2.80% 1.89% 2.85%
Supplemental data
Net assets, end of period (000’s) ........ $180,528 $169,356 $206,734 $210,786 $302,724 $354,879
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.38 $2.49 $2.27 $2.73 $2.83 $2.84
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.12 0.08 0.07 0.05 0.07
Net realized and unrealized gains (losses) 0.29 (0.11) 0.23 (0.46) (0.09) (0.03)
Total from investment operations ........ 0.36 0.01 0.31 (0.39) (0.04) 0.04
Less distributions from:
Net investment income .............. (0.03) (0.05) — — — (0.05)
Tax return of capital ................ — (0.07) (0.09) (0.07) (0.06) —
Total distributions ................... (0.03) (0.12) (0.09) (0.07) (0.06) (0.05)
Net asset value, end of period .......... $2.71 $2.38 $2.49 $2.27 $2.73 $2.83
Total return
d
....................... 15.33% 0.44% 13.75% (14.21)% (1.53)% 1.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.27% 1.25% 1.32% 1.32% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.20% 1.23% 1.20% 1.20% 1.26%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20% 1.20%
f
1.20%
f
1.26%
f
Net investment income ............... 5.36% 4.77% 3.53% 2.80% 1.89% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $87,367 $83,609 $104,309 $108,558 $165,287 $198,816
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.37 $2.48 $2.26 $2.71 $2.81 $2.82
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.10 0.06 0.05 0.03 0.05
Net realized and unrealized gains (losses) 0.29 (0.11) 0.23 (0.45) (0.10) (0.03)
Total from investment operations ........ 0.35 (0.01) 0.29 (0.40) (0.07) 0.02
Less distributions from:
Net investment income .............. (0.02) (0.04) — — — (0.03)
Tax return of capital ................ — (0.06) (0.07) (0.05) (0.03) —
Total distributions ................... (0.02) (0.10) (0.07) (0.05) (0.03) (0.03)
Net asset value, end of period .......... $2.70 $2.37 $2.48 $2.26 $2.71 $2.81
Total return
d
....................... 14.95% (0.33)% 12.90% (14.68)% (2.37)% 0.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.02% 2.00% 2.07% 2.08% 2.04% 2.04%
Expenses net of waiver and payments by
affiliates .......................... 1.95% 1.95% 1.98% 1.95% 1.95% 2.00%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.95% 1.95% 1.95% 1.95%
f
1.95%
f
2.00%
f
Net investment income ............... 4.60% 4.02% 2.74% 2.02% 1.12% 2.02%
Supplemental data
Net assets, end of period (000’s) ........ $9,576 $9,951 $13,259 $18,904 $39,982 $83,658
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.39 $2.50 $2.27 $2.73 $2.83 $2.84
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.11 0.07 0.06 0.04 0.06
Net realized and unrealized gains (losses) 0.30 (0.11) 0.24 (0.46) (0.10) (0.03)
Total from investment operations ........ 0.36 — 0.31 (0.40) (0.06) 0.03
Less distributions from:
Net investment income .............. (0.03) (0.05) — — — (0.04)
Tax return of capital ................ — (0.06) (0.08) (0.06) (0.04) —
Total distributions ................... (0.03) (0.11) (0.08) (0.06) (0.04) (0.04)
Net asset value, end of period .......... $2.72 $2.39 $2.50 $2.27 $2.73 $2.83
Total return
d
....................... 15.05% 0.05% 13.71% (14.61)% (2.06)% 1.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.67% 1.65% 1.72% 1.72% 1.68% 1.70%
Expenses net of waiver and payments by
affiliates .......................... 1.60% 1.60% 1.63% 1.60% 1.60% 1.66%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.60% 1.60% 1.60% 1.60%
f
1.60%
f
1.66%
f
Net investment income ............... 4.97% 4.35% 3.07% 2.39% 1.46% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $1,107 $1,047 $1,340 $1,876 $3,535 $13,050
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.39 $2.50 $2.27 $2.74 $2.84 $2.85
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.11 0.08 0.06 0.05 0.07
Net realized and unrealized gains (losses) 0.30 (0.10) 0.23 (0.46) (0.10) (0.03)
Total from investment operations ........ 0.36 0.01 0.31 (0.40) (0.05) 0.04
Less distributions from:
Net investment income .............. (0.03) (0.06) — — — (0.05)
Tax return of capital ................ — (0.06) (0.08) (0.07) (0.05) —
Total distributions ................... (0.03) (0.12) (0.08) (0.07) (0.05) (0.05)
Net asset value, end of period .......... $2.72 $2.39 $2.50 $2.27 $2.74 $2.84
Total return
d
....................... 15.14% 0.21% 13.92% (14.77)% (1.77)% 1.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.52% 1.50% 1.57% 1.58% 1.53% 1.43%
Expenses net of waiver and payments by
affiliates .......................... 1.45% 1.45% 1.48% 1.45% 1.44% 1.40%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.45% 1.45% 1.45% 1.45%
f
1.44%
f
1.40%
f
Net investment income ............... 5.11% 4.54% 3.30% 2.58% 1.66% 2.63%
Supplemental data
Net assets, end of period (000’s) ........ $700 $634 $647 $596 $1,206 $1,591
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.38 $2.49 $2.27 $2.73 $2.83 $2.85
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.13 0.09 0.07 0.06 0.08
Net realized and unrealized gains (losses) 0.30 (0.11) 0.22 (0.45) (0.09) (0.04)
Total from investment operations ........ 0.37 0.02 0.31 (0.38) (0.03) 0.04
Less distributions from:
Net investment income .............. (0.04) (0.06) — — — (0.06)
Tax return of capital ................ — (0.07) (0.09) (0.08) (0.07) —
Total distributions ................... (0.04) (0.13) (0.09) (0.08) (0.07) (0.06)
Net asset value, end of period .......... $2.71 $2.38 $2.49 $2.27 $2.73 $2.83
Total return
d
....................... 15.50% 0.79% 14.12% (13.90)% (1.19)% 1.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.98% 0.95% 1.00% 0.98% 1.01% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.88% 0.92% 0.90% 0.86% 0.90%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.89% 0.88% 0.89% 0.90%
f
0.86%
f
0.90%
f
Net investment income ............... 5.65% 5.15% 3.86% 3.10% 2.23% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $3,012 $2,953 $3,541 $2,388 $3,227 $4,624
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.39 $2.50 $2.27 $2.74 $2.84 $2.85
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.13 0.09 0.07 0.06 0.08
Net realized and unrealized gains (losses) 0.30 (0.11) 0.23 (0.46) (0.09) (0.03)
Total from investment operations ........ 0.37 0.02 0.32 (0.39) (0.03) 0.05
Less distributions from:
Net investment income .............. (0.04) (0.06) — — — (0.06)
Tax return of capital ................ — (0.07) (0.09) (0.08) (0.07) —
Total distributions ................... (0.04) (0.13) (0.09) (0.08) (0.07) (0.06)
Net asset value, end of period .......... $2.72 $2.39 $2.50 $2.27 $2.74 $2.84
Total return
d
....................... 15.41% 0.70% 14.48% (14.32)% (1.28)% 1.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.02% 1.00% 1.07% 1.07% 1.05% 1.04%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.95% 0.98% 0.95% 0.95% 1.00%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.95% 0.95% 0.95% 0.95%
f
0.95%
f
1.00%
f
Net investment income ............... 5.61% 5.03% 3.77% 3.04% 2.14% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $25,847 $24,152 $29,498 $32,777 $57,537 $77,426
Portfolio turnover rate ................ 32.48% 43.31% 61.11% 56.93% 52.63% 74.03%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

.
a a Industry Shares a Value
a
Common Stocks 47.4%
China 0.7%
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,652,000 $ 1,995,935
Germany 7.2%
Daimler Truck Holding AG .......... Machinery 59,002 2,799,289
Deutsche Post AG ................ Air Freight & Logistics 91,560 4,241,046
Deutsche Telekom AG ............. Diversified Telecommunication Services 101,517 3,715,888
Fresenius Medical Care AG ......... Health Care Providers & Services 83,189 4,779,638
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 2,391,341
Siemens AG .................... Industrial Conglomerates 16,778 4,309,567
22,236,769
Japan 6.4%
Mitsubishi Electric Corp. ........... Electrical Equipment 210,000 4,516,885
SoftBank Corp. .................. Wireless Telecommunication Services 2,497,200 3,868,042
Sumitomo Mitsui Financial Group, Inc. . Banks 242,100 6,096,311
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 27,500 5,266,510
19,747,748
Netherlands 2.4%
ING Groep NV .................. Banks 205,411 4,502,135
SBM Offshore NV ................ Energy Equipment & Services 112,783 2,981,825
7,483,960
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 4,646,498 —
—
South Korea 1.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 97,802 4,324,963
Taiwan 2.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 226,300 8,275,645
United Kingdom 8.9%
AstraZeneca plc ................. Pharmaceuticals 27,516 3,829,379
Barratt Redrow plc ............... Household Durables 705,586 4,418,374
d
HSBC Holdings plc, ADR .......... Banks 70,100 4,261,379
Imperial Brands plc ............... Tobacco 151,413 5,982,353
Lloyds Banking Group plc .......... Banks 4,342,175 4,565,875
Standard Chartered plc ............ Banks 266,723 4,413,878
27,471,238
United States 17.7%
Alphabet, Inc., A ................. Interactive Media & Services 19,085 3,363,350
BP plc ......................... Oil, Gas & Consumable Fuels 1,140,471 5,682,166
Cisco Systems, Inc. .............. Communications Equipment 65,477 4,542,794
CNH Industrial NV ................ Machinery 311,090 4,031,726
CVS Health Corp. ................ Health Care Providers & Services 57,962 3,998,219
Dell Technologies, Inc., C .......... Technology Hardware, Storage & Peripherals 42,626 5,225,948
Delta Air Lines, Inc. ............... Passenger Airlines 35,722 1,756,808
DuPont de Nemours, Inc. .......... Chemicals 52,772 3,619,631
KeyCorp ....................... Banks 245,453 4,275,791
PNC Financial Services Group, Inc.
(The) ........................ Banks 20,141 3,754,685
Shell plc ....................... Oil, Gas & Consumable Fuels 114,373 4,016,722
Target Corp. .................... Consumer Staples Distribution & Retail 32,958 3,251,307

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
UnitedHealth Group, Inc. ........... Health Care Providers & Services 7,841 $ 2,446,157
Wells Fargo & Co. ................ Banks 55,378 4,436,885
54,402,189
Total Common Stocks (Cost $110,134,018) .....................................
145,938,447
a
e
Equity-Linked Securities 5.3%
United States 5.3%
f
Royal Bank of Canada into Fidelity
National Information Services, Inc.,
144A, 7.71%, 2/03/26 ............ Financial Services 51,754 4,198,844
f
Royal Bank of Canada into Freeport-
McMoRan, Inc., 144A, 16.79%,
2/03/26 ...................... Metals & Mining 109,221 4,256,982
f
Royal Bank of Canada into Zimmer
Biomet Holdings, Inc., 144A, 6.41%,
2/03/26 ...................... Health Care Equipment & Supplies 36,631 3,509,728
f
Wells Fargo Bank NA into HCA
Healthcare, Inc., 144A, 8.77%,
2/04/26 ...................... Health Care Providers & Services 13,000 4,487,315
16,452,869
Total Equity-Linked Securities (Cost $16,404,343) ...............................
16,452,869
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,f,g
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, 3%,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note, 144A, 8%,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
a,f,g
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 35.7%
Brazil 2.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 14,887,000 BRL 2,384,956
10%, 1/01/33 .................. 22,573,000 BRL 3,492,255
F, 10%, 1/01/29 ................ 10,513,000 BRL 1,770,056
7,647,267
Colombia 3.6%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 83,000,000 COP 19,973
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 ................. 5,042,200,000 COP 1,001,781
B, 13.25%, 2/09/33 ............. 3,803,300,000 COP 976,250

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7.25%, 10/18/34 ............. 6,802,000,000 COP $ 1,219,113
B, 6.25%, 7/09/36 .............. 15,617,200,000 COP 2,475,019
B, 9.25%, 5/28/42 .............. 28,915,500,000 COP 5,440,479
11,132,615
Dominican Republic 1.5%
f
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,755,138
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 713,146
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 2,217,433
4,685,717
Ecuador 1.4%
f
Ecuador Government Bond, Senior
Bond, 144A, 5.5%, 7/31/35 ........ 5,935,000 4,322,106
Egypt 1.1%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 101,600,000 EGP 2,072,183
f
Senior Bond, 144A, 8.75%, 9/30/51 . 1,030,000 846,550
f
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 371,916
3,290,649
El Salvador 0.0%
†
f
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 25,000 24,250
Gabon 1.2%
f
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 2,520,000 2,012,035
Senior Bond, 144A, 7%, 11/24/31 ... 2,160,000 1,722,607
3,734,642
Ghana 0.8%
h
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 3,497,849 GHS 286,079
PIK, 8.5%, 2/15/28 .............. 3,485,803 GHS 257,103
PIK, 8.65%, 2/13/29 ............. 3,743,677 GHS 255,635
PIK, 8.8%, 2/12/30 .............. 4,366,567 GHS 280,448
PIK, 8.95%, 2/11/31 ............. 1,662,004 GHS 100,483
PIK, 9.1%, 2/10/32 .............. 3,958,500 GHS 228,682
PIK, 9.25%, 2/08/33 ............. 3,543,262 GHS 197,147
PIK, 9.4%, 2/07/34 .............. 3,398,749 GHS 181,704
PIK, 9.55%, 2/06/35 ............. 2,956,443 GHS 154,634
PIK, 9.7%, 2/05/36 .............. 3,642,421 GHS 187,594
PIK, 9.85%, 2/03/37 ............. 2,066,847 GHS 105,390
PIK, 10%, 2/02/38 .............. 2,994,077 GHS 151,819
2,386,718
Greece 0.5%
f
Greece Government Bond ,
Senior Bond, 144A, Reg S, 4.25%,
6/15/33 ...................... 514,000 EUR 656,785

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece (continued)
f
Greece Government Bond, (continued)
Senior Bond, 144A, Reg S, 3.375%,
6/15/34 ...................... 580,000 EUR $ 694,629
1,351,414
India 5.1%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 664,300,000 INR 8,170,957
Senior Bond, 7.18%, 8/14/33 ...... 221,200,000 INR 2,702,004
Senior Note, 7.1%, 4/18/29 ....... 391,100,000 INR 4,726,714
15,599,675
Ivory Coast 0.5%
f
Ivory Coast Government Bond ,
Senior Bond, 144A, 6.875%, 10/17/40 957,000 EUR 960,937
Senior Bond, 144A, 6.625%, 3/22/48 650,000 EUR 598,436
1,559,373
Kazakhstan 3.0%
Kazakhstan MEOKAM ,
10.67%, 1/21/26 ................ 159,600,000 KZT 297,943
15.35%, 11/18/27 ............... 27,100,000 KZT 50,532
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 365,400,000 KZT 612,286
10.4%, 4/12/28 ................ 225,400,000 KZT 376,537
15.3%, 3/03/29 ................ 833,280,000 KZT 1,569,061
10.55%, 7/28/29 ................ 54,200,000 KZT 88,732
11%, 2/04/30 .................. 127,900,000 KZT 210,790
12%, 3/07/30 .................. 265,690,000 KZT 454,517
12%, 2/22/31 .................. 354,290,000 KZT 604,620
10.3%, 3/17/31 ................ 1,747,020,000 KZT 2,783,635
14%, 5/12/31 .................. 215,190,000 KZT 398,395
Senior Bond, 5%, 4/18/28 ........ 207,450,000 KZT 302,061
Senior Bond, 5.5%, 9/20/28 ....... 388,700,000 KZT 557,471
Senior Bond, 7.68%, 8/13/29 ...... 564,500,000 KZT 835,439
9,142,019
Kenya 2.2%
f
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 6,490,000 6,598,137
Mexico 2.4%
Petroleos Mexicanos ,
f
Senior Bond, Reg S, 4.875%, 2/21/28 1,920,000 EUR 2,212,803
f
Senior Bond, Reg S, 4.75%, 2/26/29 1,030,000 EUR 1,161,830
Senior Note, 6.84%, 1/23/30 ...... 4,240,000 4,098,891
7,473,524
Nigeria 0.6%
f
Nigeria Government Bond, Senior Bond,
144A, 10.375%, 12/09/34 ......... 1,860,000 1,960,956
Panama 1.4%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 590,000 575,861
Senior Bond, 6.7%, 1/26/36 ....... 2,650,000 2,641,750

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond, 6.875%, 1/31/36 ..... 1,150,000 $ 1,146,267
4,363,878
Rwanda 1.3%
f
Rwanda Government Bond, Senior
Bond, 144A, 5.5%, 8/09/31 ........ 4,800,000 4,104,690
South Africa 2.9%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 79,410,000 ZAR 4,199,396
Senior Bond, 8.5%, 1/31/37 ....... 16,984,000 ZAR 836,319
Senior Bond, 9%, 1/31/40 ........ 47,450,000 ZAR 2,320,812
Senior Bond, 8.75%, 1/31/44 ...... 36,929,300 ZAR 1,697,023
9,053,550
Spain 1.3%
f
Spain Government Bond ,
Senior Bond, 144A, Reg S, 3.55%,
10/31/33 ..................... 1,304,000 EUR 1,599,239
Senior Bond, 144A, Reg S, 3.15%,
4/30/35 ...................... 2,110,000 EUR 2,482,138
4,081,377
Supranational 0.1%
i
International Bank for Reconstruction
& Development, Senior Note, 6.89%,
2/06/30 ...................... 34,500,000 INR 407,106
Uruguay 2.3%
j
Uruguay Government Bond ,
Index Linked, Senior Bond, 3.7%,
6/26/37 ...................... 51,591,431 UYU 1,346,282
Index Linked, Senior Bond, 3.875%,
7/02/40 ...................... 214,996,746 UYU 5,722,272
7,068,554
Total Foreign Government and Agency Securities (Cost $110,877,717) .............
109,988,217
U.S. Government and Agency Securities 0.4%
United States 0.4%
U.S. Treasury Bonds, 3.375%, 8/15/42 1,310,000 1,099,939
Total U.S. Government and Agency Securities (Cost $1,189,212) ..................
1,099,939
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 2,504
Total Escrows and Litigation Trusts (Cost $–) ...................................
2,504
Total Long Term Investments (Cost $242,994,810) ...............................
273,481,976

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 6.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.4%
Egypt 2.4%
k
Egypt Treasury Bills ,
27.41%, 9/09/25 ................ 134,525,000 EGP $ 2,573,120
27.49%, 9/23/25 ................ 15,925,000 EGP 301,498
27.16%, 12/16/25 ............... 43,575,000 EGP 779,183
26.44%, 3/10/26 ................ 74,375,000 EGP 1,264,534
26.3%, 3/24/26 ................ 69,200,000 EGP 1,167,450
25.75%, 6/30/26 ................ 77,325,000 EGP 1,252,018
7,337,803
Total Foreign Government and Agency Securities (Cost $7,273,768) ...............
7,337,803
Shares
Money Market Funds 3.2%
United States 3.2%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 9,981,851 9,981,851
Total Money Market Funds (Cost $9,981,851) ...................................
9,981,851
n
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 2,027,000 2,027,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,027,000) .................................................................
2,027,000
a a a a a
Total Short Term Investments (Cost $19,282,619 ) ................................
19,346,654
a a a
Total Investments (Cost $262,277,429) 95.1% ...................................
$292,828,630
Other Assets, less Liabilities 4.9% .............................................
15,309,039
Net Assets 100.0% ...........................................................
$308,137,669
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
A portion or all of the security is on loan at June 30, 2025. See Note 1(f).
e
See Note 1(c) regarding equity-linked securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $53,468,630, representing 17.4% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
Income may be received in additional securities and/or cash.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(h).
k
The rate shown represents the yield at period end.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(f) regarding securities on loan.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 15,490,000 2,646,009 7/02/25 $ 205,034 $ —
Brazilian Real ...... JPHQ Sell 15,490,000 2,831,810 7/02/25 — (19,233)
Euro ............. BNDP Sell 2,324,000 2,393,929 7/15/25 — (346,116)
Euro ............. BOFA Buy 1,436,300 1,519,620 7/15/25 173,808 —
Euro ............. BOFA Sell 2,092,178 2,156,879 7/15/25 — (309,843)
Euro ............. BZWS Sell 2,446,822 2,532,118 7/16/25 — (352,952)
Euro ............. JPHQ Sell 2,447,000 2,529,806 7/16/25 — (355,474)
Japanese Yen ...... BNDP Buy 239,887,530 1,554,413 7/16/25 114,189 —
Japanese Yen ...... BOFA Buy 1,149,710,460 7,505,936 7/17/25 492,197 —
Japanese Yen ...... DBAB Buy 1,185,818,260 7,738,499 7/17/25 510,823 —
Chilean Peso ...... HSBK Buy 981,900,000 977,628 7/23/25 76,347 —
Brazilian Real ...... JPHQ Buy 41,631,946 7,173,346 8/04/25 424,518 —
Malaysian Ringgit ... GSCO Buy 40,100,000 9,194,085 8/04/25 331,989 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,685,592 8/13/25 72,156 —
Chinese Yuan ...... DBAB Sell 25,178,838 3,518,366 8/18/25 — (12,493)
Chinese Yuan ...... CITI Sell 13,895,094 1,926,369 8/21/25 — (22,608)
Chinese Yuan ...... DBAB Sell 13,884,554 1,924,775 8/21/25 — (22,724)
Chinese Yuan ...... JPHQ Sell 11,046,179 1,531,469 8/21/25 — (17,909)
Australian Dollar .... JPHQ Buy 1,807,000 1,155,625 8/25/25 35,004 —
Mexican Peso ...... BNDP Buy 35,665,397 1,825,297 8/27/25 63,906 —
Mexican Peso ...... HSBK Buy 74,697,516 3,824,268 8/27/25 132,474 —
Brazilian Real ...... JPHQ Buy 15,490,000 2,788,624 9/03/25 17,380 —
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,265,018 9/08/25 7,453 —
Mexican Peso ...... BNDP Buy 12,961,169 668,033 9/10/25 17,496 —
Mexican Peso ...... HSBK Buy 40,807,000 2,102,695 9/10/25 55,627 —
Malaysian Ringgit ... GSCO Buy 37,580,000 8,540,909 9/15/25 401,390 —
Japanese Yen ...... HSBK Buy 88,900,000 621,639 9/17/25 1,178 —
Japanese Yen ...... MSCO Buy 79,300,000 553,786 9/17/25 1,775 —
South Korean Won .. DBAB Buy 12,349,810,000 8,556,944 9/17/25 614,963 —
South Korean Won .. HSBK Buy 6,991,300,000 4,842,291 9/17/25 349,980 —
Australian Dollar .... DBAB Buy 2,688,000 1,694,394 9/22/25 77,781 —
Australian Dollar .... MSCO Buy 6,160,000 4,024,390 9/22/25 36,846 —
Mexican Peso ...... CITI Buy 132,090,000 6,836,143 9/24/25 139,545 —
Chinese Yuan ...... HSBK Sell 44,700,000 6,279,766 9/29/25 — (10,846)
Chinese Yuan ...... MSCO Sell 48,270,000 6,781,971 9/29/25 — (11,045)
Norwegian Krone ... MSCO Buy 18,480,000 1,693,967 10/10/25 140,580 —
Chilean Peso ...... HSBK Buy 798,100,000 851,743 10/27/25 4,619 —
Chilean Peso ...... JPHQ Buy 902,400,000 962,776 10/27/25 5,500 —
Euro ............. DBAB Sell 1,307,617 15,490,000 NOK 11/12/25 — (15,908)
Norwegian Krone ... DBAB Buy 25,371,000 2,450,952 11/12/25 67,984 —
Chinese Yuan ...... CITI Sell 13,826,173 1,944,609 11/17/25 — (7,872)
Chinese Yuan ...... HSBK Sell 23,329,346 3,289,437 12/17/25 — (11,964)
Total Forward Exchange Contracts ................................................... $4,572,542 $(1,516,987)
Net unrealized appreciation (depreciation) ............................................ $3,055,555
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (132,247) $ — $ (132,247)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (131,139) — (131,139)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL 253 — 253
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (80,971) — (80,971)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 187,640 — 187,640
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 65,182 — 65,182
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 439,808 — 439,808
Total Interest Rate Swap Contracts ................................. $348,526 $ — $348,526
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 37 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $250,268,578
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 12,008,851
Value - Unaffiliated issuers (Includes securities loaned of $ 1,985,523 ) .................................. $280,819,779
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 12,008,851
Cash .................................................................................... 53,815
Restricted cash for OTC derivative contracts (Note 1 e ) ............................................... 2,288,138
Foreign currency, at value (cost $ 7,405,991 ) ...................................................... 7,475,367
Receivables:
Investment securities sold ................................................................... 29,548
Capital shares sold ........................................................................ 150,097
Dividends and interest ..................................................................... 3,883,844
European Union tax reclaims (Note 1 g ) ......................................................... 7,523,904
Deposits with brokers for:
OTC derivative contracts .................................................................. 520,000
Centrally cleared swap contracts ............................................................ 671,299
Variation margin on centrally cleared swap contracts ............................................... 61,423
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,572,542
Deferred tax benefit ......................................................................... 111,553
Other assets .............................................................................. 206,590
Total assets .......................................................................... 320,376,750
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,736,793
Capital shares redeemed ................................................................... 265,161
Management fees ......................................................................... 172,977
Distribution fees .......................................................................... 62,723
Transfer agent fees ........................................................................ 113,620
Trustees' fees and expenses ................................................................. 3,107
IRS closing agreement payments for European Union tax reclaims (Note 1 g ) ............................. 2,729,947
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,288,138
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,516,987
Payable upon return of securities loaned (Note 1 f ) .................................................. 2,027,000
Deferred taxes on unrealized appreciation ........................................................ 148,242
Accrued expenses and other liabilities ........................................................... 174,386
Total liabilities ......................................................................... 12,239,081
Net assets, at value ................................................................. $308,137,669
Net assets consist of:
Paid-in capital ............................................................................. $412,564,827
Total distributable earnings (losses) ............................................................. (104,427,158)
Net assets, at value ................................................................. $308,137,669

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $180,528,451
Shares outstanding ........................................................................ 66,794,015
Net asset value per share
a ,b
.................................................................. $2.70
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $2.86
Class A1:
Net assets, at value ....................................................................... $87,367,251
Shares outstanding ........................................................................ 32,257,800
Net asset value per share
a ,b
.................................................................. $2.71
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $2.82
Class C:
Net assets, at value ....................................................................... $9,576,186
Shares outstanding ........................................................................ 3,549,385
Net asset value and maximum offering price per share
a ,b
............................................ $2.70
Class C1:
Net assets, at value ....................................................................... $1,107,104
Shares outstanding ........................................................................ 407,755
Net asset value and maximum offering price per share
a ,b
............................................ $2.72
Class R:
Net assets, at value ....................................................................... $699,815
Shares outstanding ........................................................................ 257,645
Net asset value and maximum offering price per share
b
............................................. $2.72
Class R6:
Net assets, at value ....................................................................... $3,011,547
Shares outstanding ........................................................................ 1,112,387
Net asset value and maximum offering price per share
b
............................................. $2.71
Advisor Class:
Net assets, at value ....................................................................... $25,847,315
Shares outstanding ........................................................................ 9,506,873
Net asset value and maximum offering price per share
b
............................................. $2.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $250,134)
Unaffiliated issuers ........................................................................ $2,664,669
Non-controlled affiliates (Note 3 f ) ............................................................. 215,194
Interest: (net of foreign taxes of $226,462)
Unaffiliated issuers ........................................................................ 6,720,746
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (24,957)
Non-controlled affiliates (Note 3 f ) ............................................................. 34,445
Total investment income ................................................................... 9,610,097
Expenses:
Management fees (Note 3 a ) ................................................................... 1,062,701
Distribution fees: (Note 3c )
Class A ................................................................................ 213,658
Class A1 ............................................................................... 104,949
Class C ................................................................................ 47,954
Class C1 ............................................................................... 3,445
Class R ................................................................................ 1,628
Transfer agent fees: (Note 3e )
Class A ................................................................................ 125,178
Class A1 ............................................................................... 61,485
Class C ................................................................................ 7,023
Class C1 ............................................................................... 776
Class R ................................................................................ 477
Class R6 ............................................................................... 1,520
Advisor Class ............................................................................ 17,653
Custodian fees ............................................................................ 14,792
Reports to shareholders fees .................................................................. 22,801
Registration and filing fees .................................................................... 55,836
Professional fees ........................................................................... 80,954
Trustees' fees and expenses .................................................................. 21,672
Other .................................................................................... 20,142
Total expenses ......................................................................... 1,864,644
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (101,971)
Net expenses ......................................................................... 1,762,673
Net investment income ................................................................ 7,847,424

Templeton Global Investment Trust
Financial Statements
Statement of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $585,444)
Unaffiliated issuers ...................................................................... 8,732,891
Foreign currency transactions ................................................................ (236,810)
Forward exchange contracts ................................................................. 322,824
Swap contracts ........................................................................... (8,331)
Net realized gain (loss) .................................................................. 8,810,574
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,882,815
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,208,830
Forward exchange contracts ................................................................. 6,151,049
Swap contracts ........................................................................... 1,048,768
Change in deferred tax benefit (Note 1 ) ......................................................... 32,169
Change in deferred taxes on unrealized appreciation ............................................... 282,431
Net change in unrealized appreciation (depreciation) ............................................ 25,606,062
Net realized and unrealized gain (loss) ............................................................ 34,416,636
Net increase (decrease) in net assets resulting from operations .......................................... $42,264,060

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Global Balanced Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,847,424 $15,716,289
Net realized gain (loss) ................................................. 8,810,574 (9,709,006)
Net change in unrealized appreciation (depreciation) ........................... 25,606,062 (3,719,204)
Net increase (decrease) in net assets resulting from operations ................ 42,264,060 2,288,079
Distributions to shareholders:
Class A ............................................................. (2,245,631) (4,237,679)
Class A1 ............................................................ (1,082,644) (2,105,023)
Class C ............................................................. (83,887) (212,796)
Class C1 ............................................................ (11,698) (23,425)
Class R ............................................................. (7,821) (13,918)
Class R6 ............................................................ (41,559) (82,913)
Advisor Class ........................................................ (350,357) (642,219)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (4,989,083)
Class A1 ............................................................ — (2,478,274)
Class C ............................................................. — (250,528)
Class C1 ............................................................ — (27,579)
Class R ............................................................. — (16,386)
Class R6 ............................................................ — (97,614)
Advisor Class ........................................................ — (756,095)
Total distributions to shareholders .......................................... (3,823,597) (15,933,532)
Capital share transactions: (Note 2 )
Class A ............................................................. (11,268,579) (29,474,893)
Class A1 ............................................................ (7,229,958) (16,791,886)
Class C ............................................................. (1,631,420) (2,829,676)
Class C1 ............................................................ (76,828) (240,906)
Class R ............................................................. (20,491) 16,097
Class R6 ............................................................ (322,626) (432,082)
Advisor Class ........................................................ (1,455,319) (4,226,008)
Total capital share transactions ............................................ (22,005,221) (53,979,354)
Net increase (decrease) in net assets ................................... 16,435,242 (67,624,807)
Net assets:
Beginning of period ..................................................... 291,702,427 359,327,234
End of period .......................................................... $308,137,669 $291,702,427

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Global Balanced Fund (Fund) is included in this
report. The Fund offers seven classes of shares: Class A,
Class A1, Class C, Class C1, Class R, Class R6 and Advisor
Class. Class C and Class C1 shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
On July 8, 2025, the Trust's Board of Trustee approved a
proposal to change the name of the Fund to Templeton
Global Dynamic Income Fund, effective October 1, 2025.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and
1. Organization and Significant Accounting Policies
(continued)
c. Equity-Linked Securities
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 9 regarding other derivative information.
e. Restricted Cash
At June 30, 2025, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as  soon as the information is received by
the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,712,588 $4,347,229 3,225,769 $7,968,462
Shares issued in reinvestment of distributions .......... 824,835 2,161,067 3,614,832 8,864,050
Shares redeemed ............................... (7,054,183) (17,776,875) (18,737,244) (46,307,405)
Net increase (decrease) .......................... (4,516,760) $(11,268,579) (11,896,643) $(29,474,893)
Class A1 Shares:
Shares sold ................................... 417,722 $1,064,095 677,788 $1,685,287
Shares issued in reinvestment of distributions .......... 396,208 1,042,026 1,799,272 4,429,885
Shares redeemed ............................... (3,696,606) (9,336,079) (9,248,260) (22,907,058)
Net increase (decrease) .......................... (2,882,676) $(7,229,958) (6,771,200) $(16,791,886)
Class C Shares:
Shares sold ................................... 240,679 $609,200 482,934 $1,187,887
Shares issued in reinvestment of distributions .......... 31,813 83,351 187,564 459,866
Shares redeemed
a
.............................. (921,777) (2,323,971) (1,821,201) (4,477,429)
Net increase (decrease) .......................... (649,285) $(1,631,420) (1,150,703) $(2,829,676)
Class C1 Shares:
Shares sold ................................... 18,285 $46,206 30,511 $75,633
Shares issued in reinvestment of distributions .......... 4,448 11,698 20,689 51,004
Shares redeemed ............................... (53,849) (134,732) (149,228) (367,543)
Net increase (decrease) .......................... (31,116) $(76,828) (98,028) $(240,906)
Class R Shares:
Shares sold ................................... 1,343 $3,480 6,017 $14,897
Shares issued in reinvestment of distributions .......... 2,061 5,422 8,611 21,246
Shares redeemed ............................... (11,597) (29,393) (8,093) (20,046)
Net increase (decrease) .......................... (8,193) $(20,491) 6,535 $16,097
Class R6 Shares:
Shares sold ................................... 136,753 $346,692 591,977 $1,462,623
Shares issued in reinvestment of distributions .......... 15,638 40,972 72,430 178,397
Shares redeemed ............................... (281,640) (710,290) (845,534) (2,073,102)
Net increase (decrease) .......................... (129,249) $(322,626) (181,127) $(432,082)
Advisor Class Shares:
Shares sold ................................... 618,404 $1,574,716 1,090,994 $2,700,936
Shares issued in reinvestment of distributions .......... 112,103 295,951 473,139 1,169,568
Shares redeemed ............................... (1,336,485) (3,325,986) (3,261,534) (8,096,512)
Net increase (decrease) .......................... (605,978) $(1,455,319) (1,697,401) $(4,226,008)
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.725% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provides subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Investment Counsel, LLC (TICL) Subadvisor
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$57,015 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,354
CDSC retained .............................................................................. $148
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the Fund deferred late-year ordinary losses of $4,910,183.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $5,983,330 $54,083,363 $(50,084,842) $— $— $9,981,851 9,981,851 $215,194
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $37,723,000 $(35,696,000) $— $— $2,027,000 2,027,000 $34,445
Total Affiliated Securities ... $5,983,330 $91,806,363 $(85,780,842) $— $— $12,008,851 $249,639
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 24,893,552
Long term ................................................................................ 123,543,177
Total capital loss carryforwards ............................................................... $148,436,729
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, EU reclaims, payments-in-kind and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$86,743,591 and $108,615,626, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,027,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk and Defaulted Securities
At June 30, 2025, the Fund had 19.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $264,983,115
Unrealized appreciation ........................................................................ $50,380,609
Unrealized depreciation ........................................................................ (19,131,013)
Net unrealized appreciation (depreciation) .......................................................... $31,249,596
4. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) ............... $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,504 as of June 30, 2025.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 692,883
a
Variation margin on centrally
cleared swap contracts
$ 344,357
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
4,572,542 Unrealized depreciation on OTC
forward exchange contracts
1,516,987
Total .................... $5,265,425 $1,861,344
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(8,331) Swap contracts $1,048,768
Foreign exchange contracts .....
Forward exchange contracts 322,824 Forward exchange contracts 6,151,049
Total ....................... $314,493 $7,199,817
8. Restricted Securities
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
For the period ended June 30, 2025, the average month end notional amount of swap contracts represented $17,055,802. The average month end contract value of forward exchange contracts was $151,081,546.
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Balanced Fund
Forward Exchange Contracts ............................. $ 4,572,542 $ 1,516,987
Total ............................................. $4,572,542 $1,516,987
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $ 195,591 $ (195,591) $ — $ — $ —
BOFA .................... 666,005 (309,843) (293,796) — 62,366
BZWS ................... — — — — —
CITI ..................... 139,545 (30,480) — (109,065) —
DBAB ................... 1,271,551 (51,125) — (1,180,000) 40,426
GSCO ................... 733,379 — — (540,000) 193,379
HSBK ................... 620,225 (22,810) — (360,000) 237,415
JPHQ ................... 767,045 (392,616) (301,132) — 73,297
MSCO ................... 179,201 (11,045) — — 168,156
Total ................... $4,572,542 $(1,013,510) $(594,928) $(2,189,065) $775,039
$ 1
a
At June 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 37 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $ 346,116 $ (195,591) $ — $ (150,525) $ —
BOFA .................... 309,843 (309,843) — — —
BZWS ................... 352,952 — — (260,000) 92,952
CITI ..................... 30,480 (30,480) — — —
DBAB ................... 51,125 (51,125) — — —
GSCO ................... — — — — —
HSBK ................... 22,810 (22,810) — — —
JPHQ ................... 392,616 (392,616) — — —
MSCO ................... 11,045 (11,045) — — —
Total ................... $1,516,987 $(1,013,510) $— $(410,525) $92,952
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Templeton Global Balanced Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 1,995,935 $ — $ 1,995,935
Germany ............................. — 22,236,769 — 22,236,769
Japan ............................... — 19,747,748 — 19,747,748
Netherlands ........................... — 7,483,960 — 7,483,960
South Africa ........................... — — — —
South Korea .......................... — 4,324,963 — 4,324,963
Taiwan ............................... — 8,275,645 — 8,275,645
United Kingdom ........................ 4,261,379 23,209,859 — 27,471,238
United States .......................... 44,703,301 9,698,888 — 54,402,189
Equity-Linked Securities ................... — 16,452,869 — 16,452,869
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 109,988,217 — 109,988,217
U.S. Government and Agency Securities ....... — 1,099,939 — 1,099,939
Escrows and Litigation Trusts ............... — — 2,504 2,504
Short Term Investments ................... 12,008,851 7,337,803 — 19,346,654
Total Investments in Securities ........... $60,973,531 $231,852,595
b
$2,504 $292,828,630
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,572,542 $— $4,572,542
Swap Contracts ......................... — 692,883 — 692,883
Total Other Financial Instruments ......... $— $5,265,425 $— $5,265,425
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,516,987 $— $1,516,987
Swap Contracts ......................... — 344,357 — 344,357
Total Other Financial Instruments ......... $— $1,861,344 $— $1,861,344
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $96,973,767, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Templeton Global Balanced Fund
(continued)
12. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NOK
Norwegian Krone
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day TIIEOIS ....................... 8.14%

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of the Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of the: (i) investment management agreement between Templeton Global Advisors Limited (TGAL) and the Trust; (ii) the investment sub-advisory agreement between TGAL and Franklin Advisers, Inc. (FAI), an affiliate of TGAL; and (iii) the investment sub-advisory agreement between TGAL and
Templeton Investment Counsel, LLC, an affiliate of TGAL (TICL, and collectively with FAI, the Sub-Advisers), each on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAI, TGAL and TICL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of Franklin
Resources, Inc. (FRI), the Managers’ parent, to discuss management’s perspectives on and ask questions regarding the performance of the Fund and future business strategies to address Fund underperformance. The Board further considered all
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report

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of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv)
the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of the Management Agreements is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FRI and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below.

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The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Performance Customized Peer Group for the Fund included funds that are classified as mid-target allocation moderate funds and with greater than 10% exposure to non-US fixed income. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the medians of its Performance Universe and
Performance Customized Peer Group.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives at FRI to discuss management’s perspectives on and ask questions regarding the performance of the Fund and future business strategies to address persistent Fund underperformance. Management discussed with the Independent Trustees the scope of the overall integration of certain recently acquired asset managers and the impact of the integration firm wide. Management explained, as part of the larger firm-wide integration, its plan to integrate the Templeton Global Macro team into the Franklin Templeton
Fixed Income group. Management responded to questions from the Independent Trustees regarding the impact the integration would have on the investment leadership of the Templeton Global Macro team. Management explained that the Templeton
Global Macro team would now report to the CIO of the Franklin Templeton Fixed Income Group. The Trustees met with the
CIO of the Franklin Templeton Fixed Income Group and discussed, among other topics, past Fund performance and expected enhancements to the Fund’s fixed-income processes, including the enhanced collaboration with the firm’s Investment Risk
Management Group.
In addition, the Board further discussed the performance of the Fund with other members of management prior to and at the
Meeting, noting that as a “balanced fund” the Fund invested at least 25% of its assets in fixed income securities and at least
25% of its assets in equity securities. Management explained that the fixed income sleeves of the peers in the Performance
Universe and Performance Customized Peer Group generally maintained substantially greater credit/spread sector allocations, greater US country and dollar exposures, and longer portfolio durations than the Fund’s fixed income sleeve, which adversely impacted the Fund’s performance. Management further explained that the Fund’s equity sleeve had a lower allocation, on average, to the US versus its performance peers, which also adversely impacted performance as US securities outperformed non-US securities in recent years. Management also explained more specifically that it believed the Fund’s fixed income sleeve’s three- and five-year relative underperformance was largely attributable to the Fund’s defensive positioning in 2020, which restrained its upside potential as risk assets rallied in the second half of 2020, as well as the Fund’s fixed income sleeve’s non-dollar currency positioning in 2024 as the US dollar reached historical highs against many currencies. The Board discussed with management the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the enhanced collaboration between the portfolio management team and the firm’s Investment Risk
Management Group, increased integration of research ideas across the equity and fixed income teams, and refinements to the Fund’s investment process. The Board also received a preview from management of potential Fund changes that management expected to present to the Board at its next meeting. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an

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Semiannual Report
appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and four other mixed-asset target allocation moderate funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were above the medians of its Expense
Group, noting that the Management Rate was approximately 2.5 basis points above the median of the Expense Group.
The Board discussed the expenses of this Fund with management and management explained that the Fund invests by a higher proportion than its Expense Group in non-US fixed income securities which have higher research requirements and transaction costs and participate in foreign currency hedging. Management further explained that it had requested that
Broadridge create a customized expense group (“Customized Expense Group”) comprised of funds that are classified as mid-
target allocation moderate funds with greater than 10% non-US fixed income securities. Management noted that the Fund’s
Management Rate and total expenses were 0.5 and 5.5 basis points, respectively, above the medians of the Customized
Expense Group. Management also explained its views regarding the higher actual total expense ratios of the funds with smaller assets under management (AUM) in the Customized Expense Group, like the Fund ($338 million), versus peers with over $1 billion in AUM, noting the greater impact of fixed non-management expenses on the actual total expense ratios of the smaller sized funds. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that each Sub-Adviser is paid by TGAL out of the management fee TGAL receives from the Fund and that the allocation of the fee between TGAL and each Sub-Adviser reflected the services provided by each to the
Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-
advisory fee paid to each Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TGAL and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

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Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

4290-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not app There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025